SCHEDULE II. VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II. VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II.    VALUATION AND QUALIFYING ACCOUNTS
For the years ended December 31, 2021 and 2020:

		Additions
(in thousands)	Balance at Beginning of Period	Charged to Expenses	Deductions Note (1)	Balance at End of Period

Deductions from asset accounts:

Allowance for expected credit losses:

Year 2021	$5,581	$1,354	$1,638	$5,297
Year 2020	4,472	2,229	1,120	5,581

Valuation allowance for deferred tax assets:

Year 2021	$372,227	$16,921	$—	$389,148
Year 2020	355,559	16,668	—	372,227
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(1)    For allowance for credit losses, amounts written off as uncollectible or transferred to other accounts or utilized.